5. DISCONTINUED OPERATIONS (Details) (USD $)	7 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 455
Cost of services	183
Gross profit	272
Operating expenses
General administrative	(1,685)
Total operating expenses	(1,685)
Net income	$ 1,957